Commitments and Contingencies (Details)	Jan. 28, 2021 USD ($)	Jan. 28, 2021 CNY (¥)	Jan. 27, 2021 USD ($)	Jan. 27, 2021 CNY (¥)	Jan. 06, 2020 USD ($)	Jan. 06, 2020 CNY (¥)	Oct. 21, 2019 USD ($)	Oct. 21, 2019 CNY (¥)
Hengmao Power Battery [Member]
Commitments and Contingencies [Line Items]
Contract payment							$ 132,793	¥ 958,805
Accrued interest					$ 148,548	¥ 1,072,560
Hengmao Power Battery shall [Member]
Commitments and Contingencies [Line Items]
Accrued interest	$ 132,793	¥ 958,805
Accrued interest and attorney’s fees			$ 148,548	¥ 1,072,560